Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Related Party Transactions
Management Consulting Agreement
The Company is subject to a Management Consulting Agreement with Apollo (the “Management Consulting Agreement”) that renews on an annual basis, unless notice to the contrary is given by either party. Under the Management Consulting Agreement, the Company receives certain structuring and advisory services from Apollo and its affiliates. The Management Consulting Agreement provides indemnification to Apollo, its affiliates and their directors, officers and representatives for potential losses arising from these services. Apollo is entitled to an annual fee equal to the greater of $3 or 2% of the Company’s Adjusted EBITDA. Apollo elected to waive charges of any portion of the annual management fee due in excess of $3 for the years ended December 31, 2014, 2013 and 2012.
During each of the years ended December 31, 2014, 2013 and 2012, the Company recognized expense under the Management Consulting Agreement of $3. This amount is included in “Other operating (income) expense, net” in the Company’s Consolidated Statements of Operations.
Transactions with MPM
Shared Services Agreement
On October 1, 2010, the Company entered into a shared services agreement with MPM (which, from October 1, 2010 through October 24, 2014, was a subsidiary of Hexion Holdings) (the “Shared Services Agreement”). Under this agreement, the Company provides to MPM, and MPM provides to the Company, certain services, including, but not limited to, executive and senior management, administrative support, human resources, information technology support, accounting, finance, technology development, legal and procurement services. The Shared Services Agreement is subject to termination by either the Company or MPM, without cause, on not less than 30 days’ written notice, and expires in October 2015 (subject to one-year renewals every year thereafter; absent contrary notice from either party). The Shared Services Agreement establishes certain criteria upon which the costs of such services are allocated between the Company and MPM. Pursuant to this agreement, during the years ended December 31, 2014, 2013 and 2012, the Company incurred approximately $131, $121 and $155, respectively, of net costs for shared services and MPM incurred approximately $99, $92 and $148, respectively, of net costs for shared services. Included in the net costs incurred during the years ended December 31, 2014, 2013 and 2012, were net billings from the Company to MPM of $49, $31 and $22, respectively, to bring the percentage of total net incurred costs for shared services under the Shared Services Agreement to the applicable allocation percentage. The allocation percentage for 2014 remained unchanged from 2013, which was 57% for the Company and 43% for MPM. The allocation percentage is reviewed at least annually. The Company had accounts receivable from MPM of $9 and $4 as of December 31, 2014 and December 31, 2013, respectively. During the years ended December 31, 2014, 2013 and 2012, the Company realized approximately $4, $6 and $24, respectively, in cost savings as a result of the Shared Services Agreement.

On April 13, 2014, Momentive Performance Materials Holdings Inc. (MPM’s direct parent company), MPM and certain of its U.S. subsidiaries filed voluntary petitions for reorganization under Chapter 11 of the U.S. Bankruptcy Code. On October 24, 2014, in conjunction with MPM’s emergence from Chapter 11 bankruptcy and the consummation of MPM’s plan of reorganization, the Shared Services Agreement was amended to, among other things, (i) exclude the services of certain executive officers, (ii) provide for a transition assistance period at the election of the recipient following termination of the Shared Services Agreement of up to 12 months, subject to one successive renewal period of an additional 60 days and (iii) provide for the use of an independent third-party firm to assist the Shared Services Steering Committee with its annual review of billings and allocations. Additionally, upon emergence from Chapter 11 bankruptcy, MPM paid all previously unpaid amounts to the Company related to the Shared Services Agreement.
Sales and Purchases of Products and Services with MPM
The Company also sells products to, and purchase products from, MPM pursuant to a Master Buy/Sell Agreement dated as of September 6, 2012 (the “Master Buy/Sell Agreement”). Prices under the agreement are determined by a formula based upon certain third party sales of the applicable product, or in the event that no qualifying third party sales have taken place, based upon the average contribution margin generated by certain third party sales of products in the same or a similar industry. The standard terms and conditions of the seller in the applicable jurisdiction apply to transactions under the Master Buy/Sell Agreement. A subsidiary of MPM also acts as a non-exclusive distributor in India for certain of the Company’s subsidiaries pursuant to Distribution Agreements dated as of September 6, 2012 (the “Distribution Agreements”). Prices under the Distribution Agreements are determined by a formula based on the weighted average sales price of the applicable product less a margin. The Master Buy/Sell Agreement and Distribution Agreements have initial terms of 3 years and may be terminated for convenience by either party thereunder upon 30 days' prior notice in the case of the Master/Buy Sell Agreement and upon 90 days' prior notice in the case of the Distribution Agreements. Pursuant to these agreements and other purchase orders, during each of the years ended December 31, 2014 and 2013, the Company sold $1 and less than $1 of products to MPM and purchased $8 and $9, respectively. As of December 31, 2014 and 2013, the Company had less than $1 of accounts receivable from MPM and $1 of accounts payable to MPM related to these agreements.

Other Transactions with MPM

In March 2014, the Company entered into a ground lease with a Brazilian subsidiary of MPM to lease a portion of MPM’s manufacturing site in Itatiba, Brazil for purposes of constructing and operating an epoxy production facility. In conjunction with the ground lease, the Company also entered into a site services agreement whereby MPM’s subsidiary provides to the Company various services such as environmental, health and safety, security, maintenance and accounting, amongst others, to support the operation of this new facility. The Company paid less than $1 to MPM under this agreement for the year ended December 31, 2014.

In April 2014, the Company purchased 100% of the interests in MPM’s Canadian subsidiary for a purchase price of approximately $12. As a part of the transaction the Company also entered into a non-exclusive distribution agreement with a subsidiary of MPM, whereby the Company will act as a distributor of certain of MPM’s products in Canada. The agreement has a term of 10 years, and is cancelable by either party with 180 days’ notice. The Company is compensated for acting as distributor at a rate of 2% of the net selling price of the related products sold. Additionally, MPM is providing certain transitional services to the Company subsequent to the transaction date. During the year ended December 31, 2014, the Company purchased approximately $29 of products from MPM under this distribution agreement, and earned $1 from MPM as compensation for acting as distributor of the products. As of December 31, 2014, the Company had $2 of accounts payable to MPM related to the distribution agreement.

As both the Company and MPM shared a common ultimate parent at the time of the transaction, this purchase was accounted for as a transaction under common control as defined in the accounting guidance for business combinations, resulting in the Company recording the net assets of the acquired entity at carrying value. Additionally, the gain on the purchase of $3 was accounted for as a capital contribution, and is reflected as an addition to “Paid-in-Capital” in the Consolidated Balance Sheets. In addition, the Company has recasted its prior period financial statements on a combined basis to reflect the release of the valuation allowance related to the expected realization of deferred tax benefits attributable to MPM’s Canadian subsidiary during the year ended December 31, 2011. This retrospective adjustment to the Company’s Consolidated Financial Statements resulted in a $12 decrease in “Accumulated deficit” as of December 31, 2011.
Apollo Advance
In connection with the terminated Huntsman merger and related litigation settlement agreement and release among the Company, Huntsman and other parties entered into in 2008, the Company paid Huntsman $225. The settlement payment was funded to the Company by an advance from Apollo, while reserving all rights with respect to reallocation of the payments to other affiliates of Apollo. Under the provisions of the settlement agreement and release, the Company was only contractually obligated to reimburse Apollo for any insurance recoveries on the $225 settlement payment, net of expense incurred in obtaining such recoveries. Apollo agreed that the payment of any such insurance recoveries would satisfy the Company’s obligation to repay amounts received under the $225 advance.
In April 2012, the Company agreed to a settlement with its insurers to recover $10 in proceeds associated with the $225 settlement payment made to Huntsman in 2008. During the year ended December 31, 2012, the Company recognized the $10 settlement, which was recorded net of approximately $2 of fees related to the settlement, and is included in “Other operating (income) expense, net” in the Consolidated Statements of Operations. In July 2012, the Company received approximately $1 from its insurers for reimbursement of expenses incurred in obtaining the recoveries, and remitted to Apollo the remaining $7 of the insurance settlement. Following receipt of the settlement payment, Apollo acknowledged the satisfaction of the Company’s obligations to Apollo with respect to the $225 advance, which was previously recorded as a long-term liability. The remaining $218 was reclassified from a long-term liability to equity as a capital contribution from Apollo during the year ended December 31, 2012.
Preferred Equity Commitment and Issuance
In December 2011, in conjunction with the repayment of a term loan of $100 extended to the Company by certain affiliates of Apollo, Hexion Holdings issued 28,795,935 preferred units and 28,785,935 warrants to purchase common units of Hexion Holdings to affiliates of Apollo for a purchase price of $205 (the “Preferred Equity Issuance”), representing the initial $200 face amount, plus amounts earned from the interim liquidity facilities, less related fees and expenses. Hexion Holdings contributed $189 of the proceeds from the Preferred Equity Issuance to Hexion LLC and Hexion LLC contributed the amount to the Company. As of December 31, 2011, the Company had recognized a capital contribution of $204, representing the total proceeds from the Preferred Equity Issuance, less related fees and expenses. The remaining $16 was held in a reserve account at December 31, 2011 by Hexion Holdings to redeem any additional preferred units from Apollo equal to the aggregate number of preferred units and warrants subscribed for by all other members of Hexion Holdings. In January 2012, the remaining $16 of proceeds held in the reserve account were contributed to the Company.
Purchase of Hexion LLC Debt
In 2009, the Company purchased $180 in face value of the outstanding Hexion LLC PIK Debt Facility for $24, including accrued interest. The loan receivable from Hexion LLC was recorded at its acquisition value of $24 as a reduction of equity in the Consolidated Balance Sheets as Hexion LLC is the Company’s parent. In addition, the Company had not recorded accretion of the purchase discount or interest income as ultimate receipt of these cash flows was under the control of Hexion LLC.
During the year ended December 31, 2013, in conjunction with the refinancing transactions in early 2013 (see Note 7), the loan receivable from Hexion LLC was settled for no consideration at the direction of Hexion LLC. As a result, the Company accounted for the settlement of the loan as a distribution to Hexion LLC of $24, which was recognized in “Paid-in Capital” in the Consolidated Balance Sheets. Additionally, during the year ended December 31, 2013, the Company declared a distribution to Hexion LLC of $208 in connection with the retirement of the outstanding $247 aggregate principal amount of the Hexion LLC’ PIK Facility held by an unaffiliated third party, in conjunction with the refinancing transactions in early 2013.
Purchases and Sales of Products and Services with Affiliates Other than MPM
The Company sells products to various Apollo affiliates other than MPM. These sales were $141, $126 and $36 for the years ended December 31, 2014, 2013 and 2012, respectively. Accounts receivable from these affiliates were $26 and $17 at December 31, 2014 and 2013, respectively. The Company also purchases raw materials and services from various Apollo affiliates other than MPM. These purchases were $31, $31 and $34 for the years ended December 31, 2014, 2013 and 2012, respectively. The Company had accounts payable to these affiliates of $26 and less than $1 at December 31, 2014 and 2013, respectively.
Participation of Apollo Global Securities in Refinancing Transactions
In January 2013, Apollo Global Securities, LLC (“AGS”), an affiliate of Apollo, acted as one of the initial purchasers and received approximately $1 in connection with the sale of an additional $1,100 aggregate principal amount of the Company’s 6.625% First-Priority Senior Secured Notes due 2020. AGS also received $1 in structuring fees in connection with the refinancing transactions in early 2013 (See Note 7).

In March 2012, AGS acted as one of the initial purchasers and received approximately $1 in connection with the sale of $450 aggregate principal amount of the Company’s 6.625% First-Priority Senior Secured Notes due 2020.
Other Transactions and Arrangements
Hexion Holdings purchased insurance policies which cover the Company. Amounts are billed to the Company annually based on the Company’s relative share of the insurance premiums and amortized over the term of the policy. Hexion Holdings billed the Company $13 for the year ended December 31, 2013. The Company had no accounts payable to Hexion Holdings under these arrangements at December 31, 2014 and $4 of accounts payable at December 31, 2013.
The Company sells finished goods to, and purchases raw materials from, its foundry joint venture between the Company and HA-USA Inc. (“HAI”). The Company also provides toll-manufacturing and other services to HAI. The Company’s investment in HAI is recorded under the equity method of accounting, and the related sales and purchases are not eliminated from the Company’s Consolidated Financial Statements. However, any profit on these transactions is eliminated in the Company’s Consolidated Financial Statements to the extent of the Company’s 50% interest in HAI. Sales and services provided to HAI were $107, $104 and $108 for the years ended December 31, 2014, 2013 and 2012, respectively. Accounts receivable from HAI were $8 and $16 at December 31, 2014 and 2013, respectively. Purchases from HAI were $36, $31 and $31 for the years ended December 31, 2014, 2013 and 2012, respectively. The Company had accounts payable to HAI of $2 and $6 at December 31, 2014 and 2013, respectively. Additionally, HAI declared dividends to the Company of $14 and $21 during the years ended December 31, 2014 and 2013, respectively. No amounts remain outstanding related to these previously declared dividends as of December 31, 2014.
The Company’s purchase contracts with HAI represent a significant portion of HAI’s total revenue, and this factor results in the Company absorbing the majority of the risk from potential losses or the majority of the gains from potential returns. However, the Company does not have the power to direct the activities that most significantly impact HAI, and therefore, does not consolidate HAI. The carrying value of HAI’s assets were $53 and $50 at December 31, 2014 and 2013, respectively. The carrying value of HAI’s liabilities were $16 and $15 at December 31, 2014 and 2013, respectively.
In February 2013, the Company and HAI resolved a dispute regarding raw material pricing. As part of the resolution, the Company will provide discounts to HAI on future purchases of dry and liquid resins totaling $16 over a period of three years. The $16 was recorded net of $8 of income during the year ended December 31, 2012, which represented the Company's benefit from the discounts due to its 50% ownership interest in HAI. During the year ended December 31, 2014, the Company issued $5 of discounts to HAI under this agreement. As of December 31, 2014, $7 remained outstanding under this agreement, $5 of which is classified in “Other current liabilities” in the Consolidated Balance Sheets, with the remaining $2 included in “Other long-term liabilities.”
The Company had a loan receivable of $6 from its unconsolidated forest products joint venture in Russia as of December 31, 2014, and royalties receivable of $6 as of December 31, 2013.
As of December 31, 2014, the Company had approximately $11 of cash on deposit as collateral for a loan that was extended by a third party to one of the Company’s unconsolidated joint ventures, which is classified as restricted cash.

In February 2014, the Company made a restricted purpose loan of $50 to Superholdco Finance Corp (“Finco”), a newly formed subsidiary of Hexion Holdings, which was repaid in full during the year ended December 31, 2014. The loan had a maturity date in February 2015, and bore interest at LIBOR plus 3.75% per annum. The loan was fully collateralized by the assets of Finco. On April 7, 2014, Finco entered into an agreement with MPM under which it purchased approximately $51 of accounts receivable from MPM, paying 95% of the proceeds in cash, with the remaining 5% to be paid in cash when the sold receivables were fully collected. The agreement also appointed MPM to act as the servicer of the receivables on behalf of Finco. Interest incurred under the loan agreement was less than $1 for the year ended December 31, 2014.
Finco is deemed to be a VIE, and the Company’s loan to Finco represented a variable interest in Finco. The power to direct the activities that most significantly impact the VIE is shared between the Company and the other related party variable interest entity holder. However, as of December 31, 2014, the Company does not absorb the majority of the risk from potential losses or the majority of the gains from potential returns of the VIE, and therefore, the Company does not consolidate Finco. As of December 31, 2014, the carrying value of both Finco’s assets and liabilities was $0.